PREPAID EXPENSES (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 31, 2022	May 25, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 26, 2021
Insurance annual preminum		$ 349,455
Insurance expense			$ 221,357
Common stock, shares issued			16,984,570	8,778,555
Common stock value			$ 170	$ 88
Investor [Member]
Common stock, shares issued	27,500
Warrants	60,000
Fair value of share issuance	$ 39,453
Per share value	$ 2.56
New Lease Agreement [Member]
Monthly rent			$ 6,000
Common stock, shares issued					5,333
Common stock value					$ 49,600